BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Fair Values of Assets Acquired and Liabilities Assumed on Acquisition Date

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on November 29, 2013.

November 29, 2013
RMB
Cash and cash equivalents	1,201
Accounts receivable	10,036
Prepayment and other current assets	158
Property and equipment	171
Intangible assets	16,374
Deferred tax assets, non-current portion	2,536

Total identifiable assets acquired	30,476

Accounts payable	(1,708)
Accrued expenses and other current liabilities	(234)
Other non-current liabilities	(2,000)
Deferred tax liabilities	(2,536)

Total liabilities assumed	(6,478)

Net identifiable assets acquired	23,998
Less:
Fair value of considerations transferred	(14,344)

Gain on bargain purchase	9,654

Pro Forma Consolidated Financial Information

These amounts have been calculated after applying the Company’s accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the Years Ended December 31
	2012	2013
	RMB (unaudited)	RMB (unaudited)
Net revenues	193,794	357,758
Net (loss) income	(15,659)	12,523
Basic (loss) earnings per share	(0.05)	0.04
Diluted (loss) earnings per share	(0.05)	0.04

Vogins Technology Co. Limited ("Vogins BVI")
Acquisition Date Fair Value of Consideration Transferred, Plus Settlement of Preexisting Relationships and Noncontrolling Interest

The acquisition date fair value of the consideration transferred for the business acquired and the 9.4% noncontrolling interest in Vogins BVI amounted to RMB14,344, which consisted of the following:

RMB
Cash	1,097
Settlements of the preexisting relationships with Vogins BVI	13,894
Less: Consideration allocated to the 49% noncontrolling interest obtained	(2,063)
Fair value of 9.4% noncontrolling interest in Vogins BVI	1,416

14,344